Summary of Significant Accounting Policies (Schedule of Accounts receivable, net) (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Accounting Policies [Abstract]
Accounts receivable	$ 18,463	$ 16,059
Less: Allowance for credit losses	(268)	(1,351)	$ (954)	$ (658)
Accounts receivable, net	$ 18,195	$ 14,708